Goodwill and intangible assets - Summary of Carrying Amount of Goodwill by Segment (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	¥ 1,508,721	¥ 1,487,100	¥ 1,275,112
Game & Network Services [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	460,621	465,647
Music [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	729,593	710,888
Pictures [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	283,201	279,949
Entertainment, Technology & Services [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	20,636	15,829
Imaging & Sensing Solutions [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	3,836	3,953
Financial Services [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	10,834	10,834
All Other [member]
Disclosure Of Detailed Information About Carrying Amount Of Goodwill By Segment [Line Items]
Goodwill	¥ 0	¥ 0